Synthetic Genomics Asset Acquisition	9 Months Ended
Sep. 30, 2019
Synthetic Genomics Asset Acquisition [Abstract]
Synthetic Genomics Asset Acquisition

11. Synthetic Genomics Asset Acquisition

On February 28, 2018, C3J completed an acquisition of certain synthetic phage assets (the “synthetic phage assets”) from “SGI” for consideration consisting of $8.0 million in cash and $27.0 million in equity. The cash payments consisted of: $1.0 million paid at closing on February 28, 2018, $1.0 million at one year from closing, $1.0 million at two years from closing, and $5.0 million at three years from closing (the payments due on the one, two, three year anniversary are collectively the “time-based payment obligation”). The equity payment (the “equity payment” and, together with the time-based payment obligation, the “deferred purchase price arrangement”) is due upon the earlier of the initial public offering of shares of C3J’s common stock pursuant to an effective registration statement under the Securities Act of 1933, as amended, the sale of all or substantially all of C3J’s assets to a third party, or a consolidation or merger into a third party. The agreement provides that the number of shares to be issued or the consideration to be paid will be determined based upon the per share price in connection with C3J’s initial public offering, the value of consideration received in a sale of the synthetic phage assets to a third party, or the value of consideration received in a consolidation or merger with a third party.

On December 20, 2018, in contemplation of the Merger (see Note 5), the deferred purchase price arrangement was amended. Under the amended agreement, the purchase consideration consisted of (i) closing consideration of $1.0 million paid on February 28, 2018, (ii) cash payments of $1.0 million on January 31, 2019, $1.0 million on January 31, 2020, and $2.0 million on January 31, 2021, (iii) an issuance of that number of shares of C3J’s common stock equal to ten percent of C3J’s fully-diluted capitalization, excluding options and restricted stock awards, immediately prior to the closing of the Merger, and (iv) potential milestone payments of up to $39.5 million related to the development and relevant regulatory approval of products utilizing bacteriophage from the synthetic phage assets acquired from SGI (the “milestone payment obligation”).

In January 2017, FASB issued ASU 2017‑01, Clarifying the Definition of a Business. A key provision within ASU 2017‑01 is the single or similar asset threshold. When substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the acquired set is not a business. The Company adopted this standard effective January 1, 2017.

The synthetic phage assets acquired consisted primarily of phage know-how, research program materials and the related intellectual properties that had been under development by SGI. In connection with the SGI transaction, the Company became a party to a collaboration agreement with Merck, and a grant from National Institutes of Health, and the National Institute of Allergy and Infectious Diseases.

The Company considered the items included in the acquired synthetic phage assets and concluded that substantially all of the fair value of the assets acquired and consideration given to SGI constituted the purchase of a single asset. Based on ASU 2017‑01, the acquisition was an asset acquisition, specifically an in process research and development asset. Under guidance in ASC 730, in process research and development assets acquired in connection with asset acquisitions are expensed unless there is an alternative future use. As the asset acquired from SGI does not have an alternative future use, the $6.8 million fair value of the asset and consideration transferred for the asset acquired was expensed in full in the consolidated statement of operations and comprehensive loss.

The equity payment was determined to be a derivative liability in accordance with ASC 815, Derivatives and Hedging and was initially recorded at its fair value of $2.8 million. Throughout 2018 and until May 9, 2019, the derivative liability was adjusted to its fair value based upon a payment probability assessment and marked-to-market at the end of each period (see Note 4). The time-based payment obligation was recorded as a liability at its amortized cost of $2.9 million and impacts interest expense based on the effective interest method based on its contractual life in accordance with ASC 835, Interest. Following the December 20, 2018 amendment to the deferred purchase price arrangement, the Company considered the probability of the reduction to the share issuance consideration in estimating the fair value of the derivative liability.

The Company determined the changes to the deferred purchase price arrangement met the definition of a troubled debt restructuring under ASC 470‑60, Troubled Debt Restructurings by Debtors, as the Company was experiencing financial difficulties and SGI granted a concession. The amendments to the terms of the equity payment resulted in an adjustment to the fair value of the derivative liability, resulting in a $2.0 million gain, which is included in the change in fair values of derivative liabilities within the consolidated statement of operations and comprehensive loss for the year ended December 31, 2018. Other than the gain resulting from the change in fair value of a derivative liability required to be remeasured to fair value with changes in fair value recognized in earnings in accordance with ASC 815, no gain on restructuring was recorded because the future, undiscounted cash flows of the time-based payment obligation exceed the carrying amount of the liability. The net carrying amount at the date of the restructuring does not include any contingently payable amounts. Prospectively, the time-based payment obligations will continue to be carried at amortized cost and will impact interest expense using the effective interest method based on its contractual life in accordance with ASC 835 and potential payments under the milestone payment obligation will be accrued once probable of being incurred in accordance with ASC 450, Contingencies. For the nine months periods ended September 30, 2019 and 2018, the Company recognized $716,000 and $676,000, respectively, of interest expense related to the time-based payment obligations.

In connection with the Merger, the Company converted its equity payment obligation to SGI by issuing 516,976 shares of C3J’s common stock in connection with the amended agreement, after considering the Merger exchange ratio and reverse stock split in the manner described above. Through May 9, 2019, the derivative liability associated with the equity payment was updated for its estimated market value. Upon closing of the Merger, the fair value of the derivative liability was estimated at zero as the equity payment is no longer required to be made in the future. The change in fair value is reflected in other income.